Financial Assets at FVPL - Summary of Details Financial Assets at FVPL (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 432	₱ 339
Club Shares and others [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at FVPL	₱ 432	₱ 339